Leases (Tables)	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets
	Gelderland	Italy	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands
Cost

Balance as at January 1, 2023	46	8,733	2,314	7,183	1,331	10,413	30,020
Additions	-	2,527	155	867	72	83	3,704
Depreciation for the period	(13)	(139)	(64)	(227)	(28)	(220)	(691)
Other	-	(1,629)	-	-	-	-	(1,629)
Effect of changes in exchange rates	-	-	-	-	(118)	(683)	(801)
Balance as at June 30, 2023	33	9,492	2,405	7,823	1,257	9,593	30,603

Schedule of Maturity Analysis of Company's Lease Liabilities
June 30, 2023
€ in thousands
Less than one year	775
One to five years	3,280
More than five years	19,663

Total	23,718

Current maturities of lease liability	775

Long-term lease liability	22,943